Research and development expense (Details) - Schedule of research and development expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of research and development expense [Abstract]
Pre-clinical projects	SFr 242,617	SFr 182,346	SFr 873,453
Clinical projects	476,972	993,085	846,235
Drug manufacturing and substance	614,744	481,453	2,185,292
Employee benefits and expenses	1,120,814	1,373,543	1,652,791
Lease expenses from short-term lease	34,147	26,057	65,921
Patents and trademarks	246,592	168,367	634,986
Regulatory projects	110,612	80,347	398,426
Depreciation tangible assets	16,481	20,083	32,485
Total research and development expense	SFr 2,862,979	SFr 3,325,281	SFr 6,689,589